WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP February 2, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP February 2, 2012 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.12
Exercise Price of Warrants (in Dollars per Share)	$ 0.13
Term of Warrants (years)	5 years
Computed Volatility	157.00%
Annual Dividends	0.00%
Discount Rate	1.04%